Bank Indebtedness - Schedule of Bank Indebtedness (Parenthetical) (Detail) - 12 months ended Dec. 31, 2017 - IRD, iCOMS and VIZIYA Acquisition [Member] CAD in Thousands, $ in Millions	CAD	USD ($)
HSBC Bank Canada Credit Facility [Member]
Short Term Debt [Line Items]
Revolving credit facility authorized and secured by a general security agreement | $		$ 7.0
HSBC Bank Canada - Borrowing in Canadian dollars with interest at bank prime plus 1.5% (effective rate at December 31, 2017 of 4.7% (2016 - nil%)) [Member]
Short Term Debt [Line Items]
Interest rate	1.50%
Effective rate		4.70%
Interest rate description	prime plus 1.5%
HSBC Bank Canada Demand Term Loan in Canadian Dollars, Repayable in Quarterly Installments of CDN$32 with Interest at Bank Prime Plus 0.5%. Due September 30, 2021 [Member]
Short Term Debt [Line Items]
Interest rate	0.50%
Interest rate description	prime plus 0.5%
Discount payment stream	CAD 32
Debt maturity date	Sep. 30, 2021
HSBC Bank Canada Demand Term Loan in Canadian Dollars, Repayable in Quarterly Installments of CDN$75 with Interest at Bank Prime Plus 0.5%. Due May 31, 2022 [Member]
Short Term Debt [Line Items]
Interest rate	0.50%
Interest rate description	prime plus 0.5%
Discount payment stream	CAD 75
Debt maturity date	May 31, 2022
TD Canada Trust - Borrowing in Canadian Dollars with Interest at Bank Prime Plus 2.0% [Member]
Short Term Debt [Line Items]
Interest rate	2.00%
ING Bank, Euro revolving credit facility, interest at 3 month Euribor rate plus 2.65% (effective rate at December 31, 2017 of 2.32% (2016 - nil%)) [Member]
Short Term Debt [Line Items]
Interest rate	2.65%
Effective rate		2.32%